Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Details) (7 5/8% senior subordinated notes)				0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 22, 2013 Forecast
Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under Select's Senior Notes
Interest rate of debt (as a percent)	7.625%	7.625%	7.625%
Redemption price as percentage of principal amount				100.00%